JOHCM Global Equity Fund
JOHCM GLOBAL EQUITY FUND
Investment Objective:
The investment objective of the JOHCM Global Equity Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JOHCM Global Equity Fund		Class I Shares	Class II Shares	Institutional Shares
Management Fees		0.95%	0.95%	0.95%
Shareholder Servicing Fee		0.10%	0.25%	none
Other Expenses	[1]	0.59%	0.74%	0.49%
Total Annual Fund Operating Expenses		1.54%	1.69%	1.44%
Fee Waivers and Reimbursements	[2]	(0.36%)	(0.36%)	(0.36%)
Total Annual Fund Operating Expenses After Fee Waiver		1.18%	1.33%	1.08%
[1]	"Other Expenses" are estimated for the current fiscal year.
[2]	DundeeWealth US, LP (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.08%, 1.18% and 1.33% for Institutional Shares, Class I Shares and Class II Shares, respectively, until March 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund (the minimum initial investment for Class II Shares is $2,000) for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.  Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Expense Example JOHCM Global Equity Fund (USD $)	1 Year	3 Years
Class I Shares	301	1,128
Class II Shares	135	498
Institutional Shares	11,012	42,016

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy:

The Fund invests, under normal circumstances, at least 80% of its assets in common stock of U.S. and foreign companies. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. The Fund may invest in U.S and foreign companies of any size, including small and mid-capitalization companies.  The Fund normally will invest in at least three countries (one of which may be the United States) with at least 40% of its assets invested in countries other than the U.S. The Fund may invest at least 30% of its assets outside the U.S. when market conditions are unfavorable.  Typically, the Fund invests in a number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries.

To achieve its investment objective, JO Hambro Capital Management Ltd. (the “Sub-Adviser”) seeks to identify and make investments in U.S. and foreign companies based on a multi-dimensional investment process.  They consider a number of factors including growth, valuation, size, momentum, and beta.  The Fund utilizes a core style with a modest growth tilt (growth at a reasonable price, or “GARP”) over all capitalization ranges.  The Fund seeks those stocks, sectors and countries with positive earnings surprises, sustainably high or increasing return on equity, and attractive valuations.

The investment process utilizes a combination of bottom-up investing and top-down asset allocation and is not benchmark constrained.  Bottom-up investing utilizes techniques such as fundamental analysis to assess growth and value potential.  In conducting fundamental analysis of companies that are being considered for purchase by the Fund, the management team will evaluate among other things, the financial condition and management of a company, its industry, stability of the country in which the company is headquartered and the interrelationship of these variables over time.  As part of this evaluation, the Sub-Adviser may without limitation analyze financial data and other information sources and conduct company interviews.

Top-down asset allocation utilizes evaluations of, among other things, economic factors including country risk, sector trends within individual countries and regions, and currency impact.

Principal Risks of Investing in the Fund:

Since it primarily purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The Fund may also invest in emerging market countries.  Developing countries may impose restrictions on the Fund’s ability to repatriate investment income or capital.  Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.  For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and midcap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups.  Therefore, small and midcap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Performance Information:

The bar chart and performance table have been omitted because the Fund has not commenced operations as of the date of this Prospectus.  The Fund intends to compare its performance to the Morgan Stanley Capital International ACWI Index.

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 21, 2013
Entity Registrant Name	dei_EntityRegistrantName	DundeeWealth Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001365151
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	duwf
Document Creation Date	dei_DocumentCreationDate	Mar 12, 2013
Document Effective Date	dei_DocumentEffectiveDate	Mar 22, 2013
Prospectus Date	rr_ProspectusDate	Mar 21, 2013
JOHCM Global Equity Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JOHCM GLOBAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the JOHCM Global Equity Fund (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)	None	None	None

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund (the minimum initial investment for Class II Shares is $2,000) for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.  Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its assets in common stock of U.S. and foreign companies. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. The Fund may invest in U.S and foreign companies of any size, including small and mid-capitalization companies.  The Fund normally will invest in at least three countries (one of which may be the United States) with at least 40% of its assets invested in countries other than the U.S. The Fund may invest at least 30% of its assets outside the U.S. when market conditions are unfavorable.  Typically, the Fund invests in a number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries.

To achieve its investment objective, JO Hambro Capital Management Ltd. (the “Sub-Adviser”) seeks to identify and make investments in U.S. and foreign companies based on a multi-dimensional investment process.  They consider a number of factors including growth, valuation, size, momentum, and beta.  The Fund utilizes a core style with a modest growth tilt (growth at a reasonable price, or “GARP”) over all capitalization ranges.  The Fund seeks those stocks, sectors and countries with positive earnings surprises, sustainably high or increasing return on equity, and attractive valuations.

The investment process utilizes a combination of bottom-up investing and top-down asset allocation and is not benchmark constrained.  Bottom-up investing utilizes techniques such as fundamental analysis to assess growth and value potential.  In conducting fundamental analysis of companies that are being considered for purchase by the Fund, the management team will evaluate among other things, the financial condition and management of a company, its industry, stability of the country in which the company is headquartered and the interrelationship of these variables over time.  As part of this evaluation, the Sub-Adviser may without limitation analyze financial data and other information sources and conduct company interviews.

Top-down asset allocation utilizes evaluations of, among other things, economic factors including country risk, sector trends within individual countries and regions, and currency impact.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its assets in common stock of U.S. and foreign companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since it primarily purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The Fund may also invest in emerging market countries.  Developing countries may impose restrictions on the Fund’s ability to repatriate investment income or capital.  Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.  For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and midcap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups.  Therefore, small and midcap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or some of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table have been omitted because the Fund has not commenced operations as of the date of this Prospectus.  The Fund intends to compare its performance to the Morgan Stanley Capital International ACWI Index.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and performance table have been omitted because the Fund has not commenced operations as of the date of this Prospectus.
JOHCM Global Equity Fund | Class I Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOGEX
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	301
3 Years	rr_ExpenseExampleYear03	1,128
JOHCM Global Equity Fund | Class II Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.74%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	135
3 Years	rr_ExpenseExampleYear03	498
JOHCM Global Equity Fund | Institutional Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOGIX
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	11,012
3 Years	rr_ExpenseExampleYear03	42,016

[1]	"Other Expenses" are estimated for the current fiscal year.
[2]	DundeeWealth US, LP (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.08%, 1.18% and 1.33% for Institutional Shares, Class I Shares and Class II Shares, respectively, until March 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.